SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geological consulting fees – expensed		$ 5	$ 136
Management fees – expensed	531	478	747
Salaries - expensed		182	185
Share-based payments	2,314	756
Total	$ 2,845	$ 1,421	$ 1,068